Severance, Restructuring and Other Charges, Net (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rollforward of the activity in restructuring and other liabilities
Balance at the beginning of the period	$ 3,322	$ 3,380	$ 3,380	$ 5,298
Expense	1,699	2,804	14,401	10,769	11,899
Cash Paid	(2,316)		(13,997)	(12,524)
Balance at the end of the period	2,705		3,322	3,380	5,298
Reduction in work-force and severance
Rollforward of the activity in restructuring and other liabilities
Balance at the beginning of the period	1,042	1,945	1,945	2,491
Expense	679		5,627	11,196
Cash Paid	(875)		(6,530)	(11,627)
Balance at the end of the period	846		1,042	1,945
Closure of Call Centers
Rollforward of the activity in restructuring and other liabilities
Balance at the beginning of the period	1,810	1,435	1,435	2,807
Expense	46		4,898	946
Cash Paid	(701)		(4,061)	(897)
Balance at the end of the period	1,155		1,810	1,435
Transaction Related Expenses
Rollforward of the activity in restructuring and other liabilities
Balance at the beginning of the period	470
Expense	974		3,876
Cash Paid	(740)		(3,406)
Balance at the end of the period	$ 704		$ 470